Schedule of Equipment (Details) - USD ($)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Property, Plant and Equipment [Line Items]
Cost, Beginning balance	$ 693,639	$ 693,639	$ 693,639
Additions
Cost, Ending balance	693,639	693,639	693,639
Accumulated Depreciation, Beginning balance	693,639	693,639	601,154
Depreciation			92,485
Accumulated Depreciation, Ending balance	693,639	693,639	693,639
Equipment, net
Camp Structures [Member]
Property, Plant and Equipment [Line Items]
Cost, Beginning balance	322,393	322,393	322,393
Additions
Cost, Ending balance	322,393	322,393	322,393
Accumulated Depreciation, Beginning balance	322,393	322,393	279,407
Depreciation			42,986
Accumulated Depreciation, Ending balance	322,393	322,393	322,393
Equipment, net
Exploration and Production Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost, Beginning balance	152,866	152,866	152,866
Additions
Cost, Ending balance	152,866	152,866	152,866
Accumulated Depreciation, Beginning balance	152,866	152,866	132,484
Depreciation			20,382
Accumulated Depreciation, Ending balance	152,866	152,866	152,866
Equipment, net
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost, Beginning balance	218,380	218,380	218,380
Additions
Cost, Ending balance	218,380	218,380	218,380
Accumulated Depreciation, Beginning balance	218,380	218,380	189,263
Depreciation			29,117
Accumulated Depreciation, Ending balance	218,380	218,380	218,380
Equipment, net